NOTE 8 - STOCK OPTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
NOTE 8 - STOCK OPTIONS

NOTE 7 – STOCK OPTIONS

On June 30, 2016, the Company had convertible promissory notes entitled to be converted at a discount to market price. As a result, the existing 9,050,000 exercisable options shall be reclassified from equity to liabilities. Please refer to Note 6 for further discussion.

No stock options were issued during the six months ended June 30, 2016 and no stock options were exercised during the six months ended June 30, 2016.

No stock options were issued during the six months ended June 30, 2015 and no stock options were exercised during the six months ended June 30, 2015.

On January 23, 2015 we entered into an agreement with the Class C note holders who held four million five hundred thirty five thousand seven hundred and fourteen warrants to purchase our common stock. The settlement agreement, among other things, cancelled all warrants we have previously issued to them.

Stock Warrants and Options
Stock warrants/options outstanding and exercisable on June 30, 2016 are as follows:

Exercise Price per Share	Shares Under Option/warrant	Remaining Life in Years
Outstanding and Exercisable
$0.19	200,000	1.50
$0.155	200,000	2.50
$0.14	250,000	2.50
$0.115	300,000	1.25
$0.11	300,000	4.00
$0.03	300,000	4.00
$0.070	7,500,000	1.25

NOTE 8 – STOCK OPTIONS

On December 31, 2015, the Company had convertible promissory notes entitled to be converted at a discount to market price. As a result, the existing 8,450,000 exercisable options shall be reclassified from equity to liabilities. Please refer to Note 7 for further discussion.

During the year ended December 31, 2015, the Company issued 300,000 options to the Company’s directors. The directors, Bernard Stolar, Robert Fireman and Edward Gildea each received 100,000 options for serving as board members in 2015. An additional 300,000 options were issued to Christopher Ryan the Chief Financial Officer of the Company.

During the year ended December 31, 2015, the Company recorded an option expense of $47,007 equal to the estimated fair value of the options at the date of grants. The fair market value was calculated using the Black-Scholes options pricing model, assuming approximately 1.63% risk-free interest, 0% dividend yield, 175% volatility, and expected life of 5 years.

No stock options were exercised during the year ended December 31, 2015.

On January 23, 2015 we entered into an agreement with the Class C note holders who held four million five hundred thirty five thousand seven hundred and fourteen warrants to purchase our common stock. The settlement agreement, among other things, cancelled all warrants we have previously issued to them.

During the year ended December 31, 2014, the Company issued 450,000 options to the Company’s directors. The directors, Bernard Stolar, Robert Fireman and Edward Gildea each received 100,000 options for serving as board members in 2014. Edward Gildea joined the board on January 10, 2014 and received an additional 150,000 options for joining the Company’s board.

During the year ended December 31, 2014, the Company recorded an option expense of $66,451 equal to the estimated fair value of the options at the date of grants. The fair market value was calculated using the Black-Scholes options pricing model, assuming approximately 0.93% risk-free interest, 0% dividend yield, 210% volatility, and expected life of 5 years.

Stock Warrants and Options
Stock warrants/options outstanding and exercisable on December 31, 2015 are as follows:

Exercise Price per Share		Shares Under Option/warrant	Remaining Life in Years

	Outstanding
	$0.19	200,000	2.00
	$0.155	200,000	3.00
	$0.14	250,000	3.00
	$0.115	300,000	1.75
	$0.11	300,000	4.50
	$0.03	300,000	4.50
	$0.070	7,500,000	1.75
$
	Exercisable
	$0.19	200,000	2.00
	$0.155	200,000	3.00
	$0.14	250,000	3.00
	$0.115	300,000	1.75
	$0.070	7,500,000	1.75